Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting
Schedule of segment information for the reportable segments

	Nine Months Ended September 30, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	10,841	114,919	9,276	16,510	140,705	—	151,546
Interest income	287	47	20	16	83	3,812	4,182
Equity in earnings of equity investees, net of tax	238	23,486	6,784	—	30,270	—	30,508
Operating (loss)/profit	(96,979)	31,344	6,876	1,080	39,300	(13,682)	(71,361)
Interest expense	—	—	—	—	—	771	771
Income tax expense	169	666	(92)	154	728	1,662	2,559
Net (loss)/income attributable to the Company	(96,907)	29,801	6,211	439	36,451	(16,006)	(76,462)
Depreciation/amortization	3,313	118	16	67	201	120	3,634
Additions to non-current assets (other than financial instruments and deferred tax assets)	6,563	2,624	14	3	2,641	156	9,360

	As at September 30, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	122,831	130,597	63,272	11,561	205,430	125,831	454,092
Property, plant and equipment	17,128	312	67	322	701	699	18,528
Right-of-use assets	2,922	2,191	24	407	2,622	1,022	6,566
Leasehold land	1,108	—	—	—	—	—	1,108
Goodwill	—	2,681	407	—	3,088	—	3,088
Other intangible asset	—	288	—	—	288	—	288
Investments in equity investees	8,732	78,308	58,297	—	136,605	—	145,337

	Nine Months Ended September 30, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	32,889	99,007	9,236	19,869	128,112	—	161,001
Interest income	35	43	11	56	110	4,275	4,420
Equity in earnings of equity investees, net of tax	(18,719)	23,074	6,695	—	29,769	—	11,050
Operating (loss)/profit	(80,372)	27,255	7,134	1,814	36,203	(7,646)	(51,815)
Interest expense	—	—	—	60	60	668	728
Income tax expense	40	848	104	283	1,235	1,720	2,995
Net (loss)/income attributable to the Company	(80,212)	24,774	6,367	717	31,858	(9,915)	(58,269)
Depreciation/amortization	2,409	100	17	16	133	20	2,562
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,860	13	7	438	458	746	5,064

	As at December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	100,388	118,445	67,352	11,686	197,483	234,247	532,118
Property, plant and equipment	15,223	204	71	418	693	700	16,616
Leasehold land	1,174	—	—	—	—	—	1,174
Goodwill	—	2,779	407	—	3,186	—	3,186
Other intangible asset	—	347	—	—	347	—	347
Investments in equity investees	8,514	68,812	60,992	—	129,804	—	138,318

Schedule of reconciliation of operating loss to net loss

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)
Operating loss	(71,361)	(51,815)
Interest expense	(771)	(728)
Income tax expense	(2,559)	(2,995)
Net loss	(74,691)	(55,538)